N-4	May 01, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/23)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.71%	4.40%	1.44%	1.10%

C000055030 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	American Century U.S. Government Money Market Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	4.40%
Average Annual Total Returns, 5 Years [Percent]	1.44%
Average Annual Total Returns, 10 Years [Percent]	1.10%
C000055034 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Money Market - Taxable
Portfolio Company Name [Text Block]	American Century U.S. Government Money Market Fund - Class A
Portfolio Company Adviser [Text Block]	American Century Investment Management Inc
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	4.40%
Average Annual Total Returns, 5 Years [Percent]	1.44%
Average Annual Total Returns, 10 Years [Percent]	1.10%